Stradley Ronon Stevens & Young, LLP 191 N. Wacker Drive, Suite 1601 Chicago, IL 60606 Telephone 312-964-3500 Fax 312-964-3501 www.stradley.com

October 29, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Nuveen High Income 2023 Target Term Fund

Ladies and Gentlemen:

On behalf of the Nuveen High Income 2023 Target Term Fund (the “Fund”), we are transmitting for electronic filing pre-effective amendment No. 1 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Please note that before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 964-3502 or Martha Frabizio at (312) 964-3509 with any question or comments concerning these materials.

Very truly yours,
/s/ David P. Glatz
David P. Glatz

Copies to:	E. Fess (w/encl.) D. Wohl (w/encl.)
G. Zimmerman (w/encl.)